Annual Total Returns - FidelityTotalBondFund-AMCIZPRO - FidelityTotalBondFund-AMCIZPRO - Fidelity Total Bond Fund	Oct. 30, 2024
Fidelity Advisor Total Bond Fund - Class A
Bar Chart Table:
Annual Return 2014	5.22%
Annual Return 2015	(0.73%)
Annual Return 2016	5.53%
Annual Return 2017	3.97%
Annual Return 2018	(1.07%)
Annual Return 2019	9.54%
Annual Return 2020	9.01%
Annual Return 2021	(0.30%)
Annual Return 2022	(13.15%)
Annual Return 2023	6.91%
Fidelity Advisor Total Bond Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Dec. 22, 2014